S000021242 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	212 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Standard & Poors 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.86%	14.40%	14.79%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.18%	(1.55%)	2.59%
Performance Inception Date				May 05, 2008
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.18%	(2.66%)	1.90%
Performance Inception Date				May 05, 2008
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.11%	(2.06%)	1.52%
Performance Inception Date				May 05, 2008
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.43%	(2.18%)	1.95%
Performance Inception Date				May 05, 2008
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	6.45%	(1.21%)	2.97%
Performance Inception Date				May 05, 2008